Segment Disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The table below represents the segment information reviewed by the Company's CODM for the six months ended June 30, 2024:

	eLMTree	GEH Singapore
Revenue	$146,853	$19,130
Cost of sales	104,039	16,568
Depreciation and amortization expense	2,724	1,320
Operating loss	11,271	823
Interest expense	5,489	29
Interest income	1,314	—
Other income (expense), net	(1,468)	402
Pre-tax loss from continuing operations	7,665	450
Income tax expense	39,616	15
Net loss	47,281	465
The table below represents the segment information reviewed by the Company's CODM as of the following balance sheet dates:

	June 30, 2024		December 31, 2023
	eLMTree	GEH Singapore	eLMTree	GEH Singapore
Property plant and equipment	$10,172	$4,724	$7,037	$4,841
Right of use assets	1,479	6,403	2,412	5,079
Intangible assets	41,607	7,040	43,700	7,750